Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

June 26, 2018

Via EDGAR

U.S. Securities and Exchange Commission
 100 F Street, NE
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Asset Allocation Fund - Class A and Class C (the "Fund"). The interactive data relates to summary information that mirrors the Fund's summary information in its supplement dated June 18, 2018 (SEC Accession No. 0001081400-18-000423). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

If you have any questions, please contact me at (617) 210-3682.

Very truly yours,

/s/ Maureen Towle
 Maureen Towle
 Senior Counsel